SEGMENT INFORMATION - Reconciliation of FFO to Net Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Segments [Abstract]
FFO	$ (420)	$ (544)	$ (324)
Fair value losses, net	(173)	(692)	(673)
Share of equity accounted income (losses) - non-FFO	382	(124)	(765)
Depreciation and amortization of real-estate assets	(202)	(306)	(320)
Income tax (expense) benefit	(157)	(289)	419
Non-controlling interests of others in operating subsidiaries and properties - non-FFO	(437)	535	430
Net (loss) income attributable to unitholders	(1,007)	(1,420)	(1,233)
Non-controlling interests of others in operational subsidiaries and properties	702	(577)	(616)
Net loss	$ (305)	$ (1,997)	$ (1,849)